Income Taxes (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	35.00%	35.00%	35.00%
State income taxes--net of federal benefit	0.90%	0.70%	1.20%
International income taxes - net	(4.20%)	(4.60%)	(7.10%)
U.S. research and development credit	0.00%	(0.50%)	(0.20%)
Reserves for tax contingencies	(1.90%)	(1.20%)	(0.50%)
Medicare Modernization Act, one-time charge	0.00%	0.00%	1.50%
Domestic Manufacturer's deduction	(1.20%)	(1.50%)	(1.40%)
All other--net	0.40%	(0.10%)	(0.80%)
Effective tax rate (as a percent)	29.00%	27.80%	27.70%
Federal, State and Foreign Tax
Gross UTB Balance at January 1	$ 594	$ 622	$ 618
Additions based on tax positions related to the current year	80	92	128
Additions for tax positions of prior years	114	69	142
Reductions for tax positions of prior years	(120)	(123)	(161)
Settlements (UTB decreases)	(50)		(51)
Settlements (UTB increases)		9
Reductions due to lapse of applicable statute of limitations	(90)	(75)	(54)
Gross UTB Balance at December 31	528	594	622
Income tax
Net UTB impacting the effective tax rate	185	295	394
Period discussed over which uncertain tax positions could include material unrecognized tax benefits due to the closing of various audit years	12 months
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis	(12)	(1)	(9)
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	44	56
Change in effective income tax rate from prior reporting period to current reporting period (as a percent)	1.20%	0.10%
Reduction in deferred tax asset, elimination of subsidy			84
EPS impact of deferred tax asset reduction (in dollars per diluted share)			$ 0.12
Change in effective tax rate from prior reporting period to current reporting period as a result of international tax rates and other items (as a percent)	2.10%
Change in effective tax rate from prior reporting period to current reporting period as a result of international tax rates (as a percent)		2.50%
Change in effective tax rate from prior reporting period as a result of Medicare Modernization Act, one-time charge		(1.50%)
Change in effective tax rate from prior reporting period to current reporting period as a result of adjustments to income tax reserves (as a percent)		(0.70%)
Change in effective tax rate from prior reporting period to current reporting period as a result of adjustments to income tax reserves and other items (as a percent)	(0.90%)
Deferred tax assets valuation allowance	29	82
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	43
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	17 years
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	19 years
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11
State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	5 years
State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	10 years
International
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 250
Operating loss carryforwards, expiration dates majority of high end of range	7 years
International | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	1 year